ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704 WWW.ROPESGRAY.COM

October 5, 2022	Michael G. Doherty T +1 212 497 3612 michael.doherty@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Carlyle AlpInvest Private Markets Fund
Registration Statement on Form N-2

Ladies and Gentlemen:

We are filing today via EDGAR Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, on behalf of Carlyle AlpInvest Private Markets Fund, a Delaware statutory trust (the “Fund”).

The registration fee was paid in connection with the Fund’s initial registration statement filing.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (212) 497-3612.

Very truly yours,

/s/ Michael G. Doherty

Michael G. Doherty

cc:	Cameron Fairall, AlpInvest Partners B.V.
Gregory C. Davis, Ropes & Gray LLP